Net Loss Per Share (Details) - Schedule of Potentially Dilutive Shares of Common Stock - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Potentially dilutive securities, excluded:
Potentially dilutive securities, excluded	645,845	755,857	616,707	795,960
Outstanding stock options
Potentially dilutive securities, excluded:
Potentially dilutive securities, excluded	645,845	664,857	616,707	704,960
Unvested restricted stock units
Potentially dilutive securities, excluded:
Potentially dilutive securities, excluded		91,000		91,000